SEVERANCE CHARGES - Allocation of Severance Costs (Details) - Employee Severance - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Restructuring Cost and Reserve [Line Items]
Severance charges	$ 159	$ 541
Cost of net revenue
Restructuring Cost and Reserve [Line Items]
Severance charges	46	122
Selling, general, and administrative
Restructuring Cost and Reserve [Line Items]
Severance charges	46	355
Research and development
Restructuring Cost and Reserve [Line Items]
Severance charges	$ 67	$ 64